Investments - Summary of Company's Investments (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investments in equity method investees	$ 68.4	$ 63.1
Other investments	6.4	1.6
Investments	$ 74.8	$ 64.7